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                                  Law Offices
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                           Telephone:  (215) 988-2700
                                 Telex:  834684
                              Fax:  (215) 988-2757

                                January 30, 1998

VIA EDGAR TRANSMISSION
----------------------


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  UAM FUNDS, INC. - FILE NOS. 33-25355/811-5683

Ladies and Gentlemen:

     This letter filed on behalf of UAM Funds, Inc. ("UAM") pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), supplements the letter filed on behalf of UAM on January 23, 1998 pursuant to Rule 497(j), in connection with Post-Effective Amendment No. 50.

     The letter filed on January 23, 1998 and the certification contained therein is limited to the prospectuses of UAM, as stated in such letter, and was not intended to be applicable to the Statements of Additional Information of UAM. A letter has been filed today under separate cover pursuant to Rule 497(c) with respect to the Statements of Additional Information of UAM.

     Should you have any questions or comments regarding this filing, please contact the undersigned at (215) 988-1146.

                                 Sincerely,


                                 /s/Diana E. McCarthy

                                 Diana E. McCarthy